7. Income Taxes (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets
	June 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forwards	$(34,654)	$(30,116)

Net deferred tax assets before valuation allowance	12,129	$10,541
Less: Valuation allowance	(12,129)	(10,541)
Net deferred tax assets	$–	$–

Income tax rates
	June 30,	December 31,
	2015	2014

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35)%	(35)%